united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015

Shares		Value

	MLP & MLP RELATED SECURITIES - 93.1%
	DIVERSIFIED - 16.1%
1,390,781	Enbridge Energy Management LLC *	$ 44,087,758
1,595,088	Kinder Morgan, Inc.	55,253,848
847,072	NGL Energy Partners LP	23,446,953
478,689	Tesoro Logistics LP	25,102,451
		147,891,010
	ENERGY INFRASTRUCTURE - 1.2%
478,776	VTTI Energy Partners LP	11,141,118

	GATHERING/PROCESSING - 8.3%
1,036,420	Crestwood Midstream Partners LP	10,353,836
439,827	DCP Midstream Partners LP	13,722,602
135,736	MarkWest Energy Partners LP	8,882,564
487,718	Targa Resources Corp.	43,138,657
		76,097,659
	GENERAL PARTNER - ENERGY - 24.3%
1,098,260	Energy Transfer Equity LP	33,035,661
1,090,002	ONEOK, Inc.	41,191,175
2,209,109	Plains GP Holdings LP	56,641,555
698,039	Tallgrass Energy GP LP	20,997,013
1,359,600	The Williams Cos., Inc.	71,351,808
		223,217,212
	NATURAL GAS PIPELINE - 3.8%
638,848	Cheniere Energy Partners LP	13,965,217
501,371	Columbia Pipeline Partners LP *	11,752,136
686,658	Midcoast Energy Partners	8,796,089
		34,513,442
	OFFSHORE DRILLING - 2.2%
657,354	Seadrill Partners LLC	8,453,572
915,085	Transocean Partners LLC	12,216,385
		20,669,957
	PIPELINE-REFINED PRODUCTS - 7.2%
486,322	Buckeye Partners LP	36,459,561
423,063	Magellan Midstream Partners LP	29,783,635
		66,243,196
	PIPELINES & TRANSPORTATION - 11.8%
146,912	Enlink Midstream LLC	3,959,278
716,100	Enterprise Products Partners LP	20,287,113
773,106	SemGroup Corp.	54,960,106
810,315	Spectra Energy Corp.	24,520,132
105,678	Spectra Energy Partners LP	5,129,610
		108,856,239

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value
	SHIPPING - 17.2%
3,239,198	Capital Product Partners LP	$ 26,043,152
614,095	Dynagas LNG Partners LP	8,965,787
1,089,148	GasLog, Ltd.	16,903,577
578,387	GasLog Partners LP	12,308,076
981,279	Golar LNG Partners LP	20,126,032
195,318	Hoegh LNG Partners LP	3,832,139
885,734	Knot Offshore Partners LP	13,826,308
765,132	Teekay Shipping Corp.	27,399,377
1,419,263	Teekay Offshore Partners LP	24,539,057
303,000	Navios Maritime Midstream Partners LP	4,614,690
		158,558,195
	UTILITY - 1.0%
547,000	8Point3 Energy Partners LP	8,708,240

	TOTAL MLP & MLP RELATED SECURITIES (Cost $913,779,511)	855,896,268

	EXCHANGE TRADED NOTES - 4.0%
218,997	Credit Suisse MLP Equal Weight Index ETN	5,895,399
465,650	ETRACS 2xMonthly Leveraged Long Alerian MLP Infrastructure Index ETN	18,518,901
225,885	ETRACS Alerian MLP Index ETN	5,446,087
40,000	iPath S&P MLP ETN	1,024,800
153,700	JPMorgan Alerian MLP Index ETN	5,886,710
	TOTAL EXCHANGE TRADED NOTES (Cost $44,546,395)	36,771,897

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
24,004,161	Fidelity Institutional Money Market Funds - Money Market Portfolio	24,004,161
	to yield 0.04% ** (Cost $24,004,161)

	TOTAL INVESTMENTS - 99.7% (Cost $982,330,067) (a)	$ 916,672,326
	OTHER ASSESTS LESS LIABILITIES - 0.3%	2,494,012
	NET ASSETS - 100.0%	$ 919,166,338

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $972,650,123 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 66,057,476
	Unrealized Depreciation:	(122,035,273)
	Net Unrealized Depreciation:	$ (55,977,797)
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.
MLP - Master Limited Partnership

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Fund’s assets and liabilities measured at fair value:
Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$855,896,268	$ -	$ -	$855,896,268
Exchange Traded Notes	36,771,897	-	-	36,771,897
Short Term Investment	24,004,161	-	-	24,004,161
Total	$916,672,326	$ -	$ -	$916,672,326

The Fund did not hold any Level 2 or 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/29/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/29/2015